SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	$ 539,895	$ 539,627	$ 545,985
Long-lived assets:	190,081	196,916	201,290
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	488,795	495,082	499,660
Long-lived assets:	153,444	160,099	161,504
Canada and Other
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	51,100	44,545	46,325
Long-lived assets:	$ 36,637	$ 36,817	$ 39,786